Accounts receivable net (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts receivable	$ 2,864		$ 1,586
Current
Accounts receivable	1,175		710
1 - 30 Days Past Due
Accounts receivable	603		477
31 - 60 Days Past Due
Accounts receivable	548		311
61 - 90 Days Past Due
Accounts receivable	341		32
Greater Than or Equal to 91 Days
Accounts receivable	197		56
Past Due
Accounts receivable	$ 1,689		$ 876
ZHEJIANG TIANLAN
Accounts receivable | ¥		¥ 128,235		¥ 135,773
ZHEJIANG TIANLAN | Within 1 year
Accounts receivable | ¥		92,014		111,436
ZHEJIANG TIANLAN | 1year - 2 years Member
Accounts receivable | ¥		31,499		12,236
ZHEJIANG TIANLAN | 2years - 3 years Member
Accounts receivable | ¥		3,140		1,437
ZHEJIANG TIANLAN | 3years - 4 years Member
Accounts receivable | ¥		699		6,132
ZHEJIANG TIANLAN | 4years - 5 years Member
Accounts receivable | ¥		¥ 883		¥ 4,532